Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lease Cost
Information related to the Company’s operating right of use assets and related lease liability was as follows (in thousands, except for years and percentages):
The Company’s lease costs consist of the following (in thousands):

	Three Months Ended September 30, 2023	Nine Months Ended September 30, 2023
Operating lease cost	$351	$1,867
Variable lease cost	234	906
Total lease cost	$585	$2,773
The following table summarizes cash flow information related to the Company’s lease obligations (in thousands):

	Three Months Ended September 30, 2023	Nine Months Ended September 30, 2023
Cash paid for operating lease liabilities	$491	$1,806
The following table summarizes the Company’s lease assets and liabilities (in thousands):

As of September 30, 2023
Operating lease right-of-use assets	$2,672
Current operating lease liabilities	$1,796
Non-current operating lease liabilities	$3,286
The following table summarizes other supplemental information related to the Company’s lease obligations:

As of September 30, 2023
Weighted-average remaining lease term (in years)	2.8
Weighted-average discount rate	6.75%

Schedule of Future Minimum Lease Payments
Future minimum lease payments under operating lease liabilities were (in thousands):

As of September 30, 2023
2023 (remaining three months)	$564
2024	1,978
2025	1,810
2026	1,218
Total future lease payments	5,570
Less: imputed interest	488
Total lease liability balance	5,082
Less: current portion of operating lease liabilities	1,796
Total operating lease liabilities, non-current	$3,286

Schedule of Net Carrying Amount of the Liability Component of the Loan
The net carrying amount of the liability component of the Loan was as follows (in thousands):

As of September 30, 2023
Principal amount	$82,838
Unamortized debt issuance cost	(1,660)
Net carrying amount	$81,178

Schedule of Interest Expense Related to the Loan
The following table sets forth the interest expense recognized related to the Loan (in thousands):

	Three Months Ended	Nine Months Ended
	September 30, 2023	September 30, 2023
Contractual interest expense	$1,754	$2,482
Amortization of debt issuance cost	249	747
Total interest expense related to the Loan	$2,003	$3,229